Note 6 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Jun. 30, 2024
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.90%
Unemployment	9.94%
HPI	2.07%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.37%
Unemployment	8.72%
HPI	4.96%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	6.23%
Unemployment	8.01%
HPI	7.38%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	7.07%
Unemployment	7.54%
HPI	7.98%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	6.93%
Unemployment	7.25%
HPI	7.40%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	6.20%
Unemployment	7.18%
HPI	6.25%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.95%
Unemployment	2.77%
HPI	5.06%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.68%
Unemployment	2.98%
HPI	5.29%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.57%
Unemployment	2.89%
HPI	4.87%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.29%
Unemployment	2.76%
HPI	5.10%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.88%
Unemployment	2.65%
HPI	5.16%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.64%
Unemployment	2.77%
HPI	5.38%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	5.00%
Unemployment	9.24%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	7.67%
Unemployment	9.50%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	6.97%
Unemployment	9.12%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	5.55%
Unemployment	9.20%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	5.13%
Unemployment	9.37%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	5.00%
Unemployment	9.52%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.11%
Unemployment	7.02%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.02%
Unemployment	6.73%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.13%
Unemployment	6.59%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.19%
Unemployment	6.47%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.77%
Unemployment	6.38%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.59%
Unemployment	6.29%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(1.99%)
Unemployment	10.25%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	14.61%
Unemployment	8.09%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	15.37%
Unemployment	6.27%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	13.85%
Unemployment	4.98%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	12.85%
Unemployment	4.18%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	12.04%
Unemployment	3.79%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.65%
Unemployment	10.69%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.51%
Unemployment	10.64%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.74%
Unemployment	9.93%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.33%
Unemployment	9.20%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.29%
Unemployment	8.59%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	4.64%
Unemployment	8.01%